UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders are attached herewith.

Annual Report
August 31, 2023
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street S&P 500 Index Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street S&P 500 Index Fund (the "Fund") seeks to replicate as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended August 31, 2023 (the “Reporting Period”), the total return for the Fund was 15.81%, and the Index was 15.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund posted positive returns in eight of the twelve months of the Reporting Period. The first month of the Reporting Period, September of 2022, was the worst performing month with a return of –9.21%, as central banks struggled with inflation amid slowing economic growth. The next calendar quarter, the fourth quarter of  2022, turned around for the better as it posted a return of 7.55%. Riding on the gains of October and November, U.S. equities were mostly higher in the quarter. The fourth quarter of 2022 S&P 500 earning estimates saw cuts, primarily driven by rising costs rather than declining sales. The estimated fourth quarter of 2022 earnings for the S&P 500 declined by 4.7% since September. During the quarter, the energy sector was the leader, with an outperformance of 21.68%, whereas consumer discretionary was a laggard, underperforming by 10.41%.
U.S. equities indices rose in the first quarter of 2023, gaining for a second straight quarter. The Fund gained 7.52%. Stock markets in the U.S. rallied in January amid optimism that global central banks, led by the U.S. Federal Reserve (“the Fed”), might halt interest rate hikes and perhaps may even cut rates by the end of the year. Ultimately stronger-than-expected economic data in February dashed those hopes. In March, markets were tested amid a brewing banking crisis in the U.S. and an impending collapse of Credit Suisse, which caused investors to flee to safer assets. By the end of the month, those fears eased.
In the second quarter of 2023, the Fund rose 8.76% for a third straight quarter, its biggest quarterly advance since the fourth quarter of 2021. The period saw a decline in U.S. inflation from 4.9% to 4%, mainly attributed to favorable base effects from oil prices. Additionally, there were expectations in the market that U.S. inflation may be able to moderate without giving rise to unemployment. During the quarter, Technology was the leader, returning 16.93%, whereas Utilities lagged, contracting by 3.26%. In the last two months of the Reporting Period, the Fund posted moderate gains to close out the Reporting Period up close to 16%.
The Fund used futures in order to expose cash and dividends to the market during the Reporting Period. The Fund’s use of futures detracted from the Fund’s performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were: NVIDIA Corporation, Microsoft Corporation and Apple, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were: Tesla, Inc., Pfizer, Inc., and Walt Disney Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past  performance is not a guarantee of future results.
Index  returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2023
	Total Return One Year Ended August 31, 2023	Average Annual Total Return Five Years Ended August 31, 2023	Average Annual Total Return Ten Years Ended August 31, 2023
State Street S&P 500 Index Fund	15.81%	11.03%	12.67%
S&P 500® Index (1)	15.94%	11.12%	12.81%
(1)	The State Street S&P 500 Index Fund seeks to replicate the total return of the S&P 500® Index.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the State Street S&P 500 Index Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.17%.
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of Standard & Poor’s Corporation and have been licensed for use by the SSGA Funds. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
2

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2023

Description	% of Net Assets
Apple, Inc.	7.3%
Microsoft Corp.	6.4
Amazon.com, Inc.	3.2
NVIDIA Corp.	3.2
Alphabet, Inc. Class A	2.1
TOTAL	22.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2023

% of Net Assets
Software	10.1%
Semiconductors & Semiconductor Equipment	7.6
Technology Hardware, Storage & Peripherals	7.5
Interactive Media & Services	5.7
Financial Services	4.3
Pharmaceuticals	4.1
Oil, Gas & Consumable Fuels	4.0
Banks	3.7
Broadline Retail	3.3
Health Care Providers & Services	2.7
Health Care Equipment & Supplies	2.6
Specialty Retail	2.1
Automobiles	2.1
Insurance	2.1
Biotechnology	2.0
Hotels, Restaurants & Leisure	2.0
Capital Markets	1.9
Machinery	1.8
Consumer Staples Distribution & Retail	1.8
Chemicals	1.7
Life Sciences Tools & Services	1.6
Beverages	1.6
Aerospace & Defense	1.6
Electric Utilities	1.6
Household Products	1.3
Entertainment	1.3
IT Services	1.2
Specialized REITs	1.1
Food Products	1.0
Communications Equipment	0.9
Industrial Conglomerates	0.8
Media	0.8
Ground Transportation	0.8
Professional Services	0.7
Multi-Utilities	0.7
Diversified Telecommunication Services	0.7
Electrical Equipment	0.6
Tobacco	0.6
Electronic Equipment, Instruments & Components	0.6
Air Freight & Logistics	0.6
Commercial Services & Supplies	0.5
Consumer Finance	0.4
Building Products	0.4
Energy Equipment & Services	0.4
Metals & Mining	0.4
Textiles, Apparel & Luxury Goods	0.4
Household Durables	0.4
Residential REITs	0.3
Industrial REITs	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Passenger Airlines	0.2
Personal Care Products	0.2
Health Care REITs	0.2
Real Estate Management & Development	0.2
Construction Materials	0.1
Distributors	0.1
Automobile Components	0.1
Office REITs	0.1
Construction & Engineering	0.1
See accompanying notes to financial statements.
3

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Water Utilities	0.1%
Gas Utilities	0.0*
Independent Power & Renewable Electricity Producers	0.0*
Hotel & Resort REITs	0.0*
Leisure Equipment & Products	0.0*
Short-Term Investments	0.8
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
August 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.1%
COMMUNICATION SERVICES — 8.7%
Activision Blizzard, Inc.	25,329	$ 2,330,015
Alphabet, Inc. Class A (a)	208,311	28,365,709
Alphabet, Inc. Class C (a)	179,074	24,595,814
AT&T, Inc.	247,441	3,659,652
Charter Communications, Inc. Class A (a)	3,600	1,577,232
Comcast Corp. Class A	145,787	6,817,000
Electronic Arts, Inc.	8,842	1,060,863
Fox Corp. Class A	9,616	317,905
Fox Corp. Class B	5,600	170,912
Interpublic Group of Cos., Inc.	14,828	483,541
Live Nation Entertainment, Inc. (a)	5,300	448,009
Match Group, Inc. (a)	10,687	500,900
Meta Platforms, Inc. Class A (a)	77,552	22,946,861
Netflix, Inc. (a)	15,391	6,674,769
News Corp. Class A	14,614	314,055
News Corp. Class B	3,800	83,600
Omnicom Group, Inc.	6,598	534,504
Paramount Global Class B	18,831	284,160
Take-Two Interactive Software, Inc. (a)	5,294	752,807
T-Mobile U.S., Inc. (a)	20,507	2,794,079
Verizon Communications, Inc.	147,951	5,175,326
Walt Disney Co. (a)	64,468	5,394,682
Warner Bros Discovery, Inc. (a)	76,633	1,006,957
		116,289,352
CONSUMER DISCRETIONARY — 10.5%
Amazon.com, Inc. (a)	311,929	43,049,321
Aptiv PLC (a)	9,611	975,036
AutoZone, Inc. (a)	570	1,442,858
Bath & Body Works, Inc.	8,646	318,778
Best Buy Co., Inc.	6,513	497,919
Booking Holdings, Inc. (a)	1,289	4,002,384
BorgWarner, Inc.	8,963	365,242
Caesars Entertainment, Inc. (a)	8,477	468,439
CarMax, Inc. (a)	6,092	497,595
Carnival Corp. (a)	32,449	513,343
Chipotle Mexican Grill, Inc. (a)	898	1,730,123
Darden Restaurants, Inc.	3,946	613,642
Domino's Pizza, Inc.	1,319	510,981
DR Horton, Inc.	11,179	1,330,525
eBay, Inc.	18,792	841,506
Etsy, Inc. (a)	4,805	353,504
Expedia Group, Inc. (a)	4,775	517,562
Ford Motor Co.	137,931	1,673,103
Garmin Ltd.	4,899	519,392
General Motors Co.	48,941	1,640,013
Genuine Parts Co.	4,820	740,979
Hasbro, Inc.	5,132	369,504
Hilton Worldwide Holdings, Inc.	9,343	1,388,837
Home Depot, Inc.	35,216	11,631,845
Security Description	Shares	Value
Las Vegas Sands Corp.	11,000	$ 603,460
Lennar Corp. Class A	8,680	1,033,701
LKQ Corp.	8,100	425,493
Lowe's Cos., Inc.	20,703	4,771,627
Marriott International, Inc. Class A	9,206	1,873,513
McDonald's Corp.	25,429	7,149,363
MGM Resorts International (a)	10,200	448,596
Mohawk Industries, Inc. (a)	1,969	199,637
Newell Brands, Inc.	14,879	157,420
NIKE, Inc. Class B	42,826	4,355,832
Norwegian Cruise Line Holdings Ltd. (a)	16,300	270,091
NVR, Inc. (a)	110	701,506
O'Reilly Automotive, Inc. (a)	2,112	1,984,646
Pool Corp.	1,465	535,604
PulteGroup, Inc.	7,352	603,305
Ralph Lauren Corp.	1,696	197,804
Ross Stores, Inc.	11,534	1,404,957
Royal Caribbean Cruises Ltd. (a)	7,300	722,262
Starbucks Corp.	40,069	3,904,323
Tapestry, Inc.	9,254	308,343
Tesla, Inc. (a)	94,384	24,358,623
TJX Cos., Inc.	39,824	3,682,924
Tractor Supply Co. (b)	3,788	827,678
Ulta Beauty, Inc. (a)	1,749	725,887
VF Corp.	12,628	249,529
Whirlpool Corp.	2,155	301,614
Wynn Resorts Ltd.	4,091	414,746
Yum! Brands, Inc.	9,749	1,261,326
		139,466,241
CONSUMER STAPLES — 6.5%
Altria Group, Inc.	61,041	2,699,233
Archer-Daniels-Midland Co.	19,161	1,519,467
Brown-Forman Corp. Class B	7,127	471,308
Bunge Ltd.	5,600	640,192
Campbell Soup Co.	7,661	319,464
Church & Dwight Co., Inc.	8,303	803,481
Clorox Co.	4,169	652,240
Coca-Cola Co.	136,720	8,179,958
Colgate-Palmolive Co.	29,592	2,174,124
Conagra Brands, Inc.	18,379	549,164
Constellation Brands, Inc. Class A	5,676	1,478,939
Costco Wholesale Corp.	15,582	8,558,881
Dollar General Corp.	7,874	1,090,549
Dollar Tree, Inc. (a)	7,245	886,498
Estee Lauder Cos., Inc. Class A	7,964	1,278,461
General Mills, Inc.	20,895	1,413,756
Hershey Co.	5,106	1,097,075
Hormel Foods Corp.	11,098	428,272
J M Smucker Co.	4,055	587,772
Kellogg Co.	9,784	597,020
Kenvue, Inc.	51,463	1,186,222

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

Security Description	Shares	Value
Keurig Dr Pepper, Inc.	29,489	$ 992,305
Kimberly-Clark Corp.	11,647	1,500,483
Kraft Heinz Co.	27,451	908,354
Kroger Co.	22,642	1,050,362
Lamb Weston Holdings, Inc.	5,500	535,755
McCormick & Co., Inc.	8,422	691,278
Molson Coors Beverage Co. Class B	5,909	375,162
Mondelez International, Inc. Class A	47,110	3,357,059
Monster Beverage Corp. (a)	26,610	1,527,680
PepsiCo, Inc.	48,064	8,551,547
Philip Morris International, Inc.	54,585	5,243,435
Procter & Gamble Co.	82,425	12,721,474
Sysco Corp.	17,341	1,207,801
Target Corp.	16,436	2,079,976
Tyson Foods, Inc. Class A	8,849	471,386
Walgreens Boots Alliance, Inc.	24,834	628,549
Walmart, Inc.	48,974	7,963,662
		86,418,344
ENERGY — 4.4%
APA Corp.	9,509	416,875
Baker Hughes Co.	36,498	1,320,863
Chevron Corp.	62,158	10,013,654
ConocoPhillips	42,108	5,012,115
Coterra Energy, Inc.	25,652	723,130
Devon Energy Corp.	22,886	1,169,246
Diamondback Energy, Inc.	6,700	1,016,926
EOG Resources, Inc.	19,923	2,562,496
EQT Corp.	11,426	493,832
Exxon Mobil Corp.	141,544	15,738,277
Halliburton Co.	30,567	1,180,498
Hess Corp.	9,716	1,501,122
Kinder Morgan, Inc.	70,980	1,222,276
Marathon Oil Corp.	19,689	518,805
Marathon Petroleum Corp.	15,112	2,157,540
Occidental Petroleum Corp.	25,460	1,598,633
ONEOK, Inc.	15,466	1,008,383
Phillips 66	15,992	1,825,647
Pioneer Natural Resources Co.	8,253	1,963,636
Schlumberger NV	50,617	2,984,378
Targa Resources Corp.	8,400	724,500
Valero Energy Corp.	12,875	1,672,462
Williams Cos., Inc.	43,772	1,511,447
		58,336,741
FINANCIALS — 12.4%
Aflac, Inc.	18,733	1,396,920
Allstate Corp.	9,067	977,513
American Express Co.	20,612	3,256,490
American International Group, Inc.	25,762	1,507,592
Ameriprise Financial, Inc.	3,676	1,240,944
Aon PLC Class A	7,286	2,429,080
Arch Capital Group Ltd. (a)	12,838	986,729
Arthur J Gallagher & Co.	7,415	1,709,009
Security Description	Shares	Value
Assurant, Inc.	2,104	$ 293,150
Bank of America Corp.	243,749	6,988,284
Bank of New York Mellon Corp.	24,072	1,080,111
Berkshire Hathaway, Inc. Class B (a)	62,542	22,527,628
BlackRock, Inc.	5,316	3,724,071
Brown & Brown, Inc.	8,968	664,529
Capital One Financial Corp.	13,173	1,348,783
Cboe Global Markets, Inc.	3,900	583,869
Charles Schwab Corp.	52,925	3,130,514
Chubb Ltd.	14,197	2,851,751
Cincinnati Financial Corp.	6,005	635,269
Citigroup, Inc.	69,148	2,855,121
Citizens Financial Group, Inc.	15,394	433,033
CME Group, Inc.	12,791	2,592,480
Comerica, Inc.	5,172	248,825
Discover Financial Services	9,177	826,572
Everest Group Ltd.	1,458	525,871
FactSet Research Systems, Inc.	1,301	567,769
Fidelity National Information Services, Inc.	21,435	1,197,359
Fifth Third Bancorp	21,927	582,162
Fiserv, Inc. (a)	21,945	2,663,904
FleetCor Technologies, Inc. (a)	2,365	642,641
Franklin Resources, Inc.	10,551	282,134
Global Payments, Inc.	9,057	1,147,431
Globe Life, Inc.	3,484	388,710
Goldman Sachs Group, Inc.	11,794	3,865,012
Hartford Financial Services Group, Inc.	11,475	824,135
Huntington Bancshares, Inc.	55,214	612,323
Intercontinental Exchange, Inc.	19,578	2,310,008
Invesco Ltd.	17,689	281,609
Jack Henry & Associates, Inc.	2,780	435,848
JPMorgan Chase & Co.	102,269	14,965,023
KeyCorp	35,671	404,152
Lincoln National Corp.	5,810	149,085
Loews Corp.	5,606	348,077
M&T Bank Corp.	5,643	705,657
MarketAxess Holdings, Inc.	1,400	337,302
Marsh & McLennan Cos., Inc.	17,011	3,316,975
Mastercard, Inc. Class A	29,128	12,019,378
MetLife, Inc.	21,887	1,386,323
Moody's Corp.	5,539	1,865,535
Morgan Stanley	45,638	3,886,076
MSCI, Inc.	2,900	1,576,498
Nasdaq, Inc.	11,175	586,464
Northern Trust Corp.	8,010	609,321
PayPal Holdings, Inc. (a)	38,794	2,425,013
PNC Financial Services Group, Inc.	14,147	1,707,967
Principal Financial Group, Inc.	7,326	569,303
Progressive Corp.	20,000	2,669,400
Prudential Financial, Inc.	12,706	1,202,877
Raymond James Financial, Inc.	6,300	658,917

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

Security Description	Shares	Value
Regions Financial Corp.	30,340	$ 556,436
S&P Global, Inc.	11,456	4,477,692
State Street Corp. (c)	12,033	827,148
Synchrony Financial	16,371	528,456
T Rowe Price Group, Inc.	7,422	832,971
Travelers Cos., Inc.	7,882	1,270,815
Truist Financial Corp.	45,536	1,391,125
U.S. Bancorp	49,951	1,824,710
Visa, Inc. Class A	56,420	13,861,266
W R Berkley Corp.	6,250	386,625
Wells Fargo & Co.	131,698	5,437,810
Willis Towers Watson PLC	3,628	750,125
Zions Bancorp NA	5,758	204,409
		164,354,114
HEALTH CARE — 13.0%
Abbott Laboratories	60,555	6,231,109
AbbVie, Inc.	61,334	9,013,645
Agilent Technologies, Inc.	10,709	1,296,539
Align Technology, Inc. (a)	2,472	914,986
Amgen, Inc.	18,705	4,794,840
Baxter International, Inc.	17,009	690,565
Becton Dickinson & Co.	10,050	2,808,472
Biogen, Inc. (a)	5,047	1,349,366
Bio-Rad Laboratories, Inc. Class A (a)	847	338,969
Bio-Techne Corp.	6,004	470,714
Boston Scientific Corp. (a)	50,898	2,745,438
Bristol-Myers Squibb Co.	72,913	4,495,086
Cardinal Health, Inc.	8,470	739,685
Catalent, Inc. (a)	6,900	344,793
Cencora, Inc.	5,452	959,443
Centene Corp. (a)	18,896	1,164,938
Charles River Laboratories International, Inc. (a)	1,911	395,233
Cigna Group	10,173	2,810,393
Cooper Cos., Inc.	1,850	684,482
CVS Health Corp.	44,369	2,891,528
Danaher Corp.	23,156	6,136,340
DaVita, Inc. (a)	2,072	212,214
DENTSPLY SIRONA, Inc.	8,566	317,713
Dexcom, Inc. (a)	13,920	1,405,642
Edwards Lifesciences Corp. (a)	21,708	1,660,011
Elevance Health, Inc.	8,182	3,616,526
Eli Lilly & Co.	27,623	15,308,667
GE HealthCare Technologies, Inc.	12,549	884,077
Gilead Sciences, Inc.	43,160	3,300,877
HCA Healthcare, Inc.	7,110	1,971,603
Henry Schein, Inc. (a)	5,200	398,008
Hologic, Inc. (a)	8,462	632,450
Humana, Inc.	4,465	2,061,178
IDEXX Laboratories, Inc. (a)	2,891	1,478,486
Illumina, Inc. (a)	5,511	910,527
Incyte Corp. (a)	6,800	438,804
Insulet Corp. (a)	2,600	498,446
Intuitive Surgical, Inc. (a)	12,057	3,769,983
Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	6,473	$ 1,441,084
Johnson & Johnson	83,915	13,567,377
Laboratory Corp. of America Holdings	2,974	618,889
McKesson Corp.	4,782	1,971,714
Medtronic PLC	46,439	3,784,778
Merck & Co., Inc.	88,231	9,615,414
Mettler-Toledo International, Inc. (a)	790	958,649
Moderna, Inc. (a)	11,700	1,322,919
Molina Healthcare, Inc. (a)	2,197	681,334
Organon & Co.	10,054	220,786
Pfizer, Inc.	198,985	7,040,089
Quest Diagnostics, Inc.	3,710	487,865
Regeneron Pharmaceuticals, Inc. (a)	3,826	3,162,151
ResMed, Inc.	5,089	812,154
Revvity, Inc.	4,790	560,574
STERIS PLC	3,354	770,045
Stryker Corp.	11,545	3,273,585
Teleflex, Inc.	1,754	373,146
Thermo Fisher Scientific, Inc.	13,590	7,570,989
UnitedHealth Group, Inc.	32,625	15,548,422
Universal Health Services, Inc. Class B	2,400	323,280
Vertex Pharmaceuticals, Inc. (a)	8,782	3,059,122
Viatris, Inc.	46,437	499,198
Waters Corp. (a)	1,867	524,254
West Pharmaceutical Services, Inc.	2,570	1,045,733
Zimmer Biomet Holdings, Inc.	7,227	860,880
Zoetis, Inc.	15,989	3,046,064
		173,282,271
INDUSTRIALS — 8.4%
3M Co.	19,469	2,076,758
A O Smith Corp.	4,900	355,250
Alaska Air Group, Inc. (a)	4,900	205,653
Allegion PLC	3,473	395,262
American Airlines Group, Inc. (a)	25,690	378,414
AMETEK, Inc.	7,976	1,272,252
Automatic Data Processing, Inc.	14,334	3,649,580
Axon Enterprise, Inc. (a)	2,400	510,984
Boeing Co. (a)	19,498	4,368,137
Broadridge Financial Solutions, Inc.	3,900	726,219
Carrier Global Corp.	29,170	1,675,816
Caterpillar, Inc.	17,896	5,031,102
Ceridian HCM Holding, Inc. (a)(b)	5,900	427,868
CH Robinson Worldwide, Inc.	4,497	406,664
Cintas Corp.	3,022	1,523,602
Copart, Inc. (a)	29,624	1,328,044
CSX Corp.	72,433	2,187,477

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

Security Description	Shares	Value
Cummins, Inc.	4,874	$ 1,121,215
Deere & Co.	9,341	3,838,591
Delta Air Lines, Inc.	21,149	906,869
Dover Corp.	4,575	678,472
Eaton Corp. PLC	14,073	3,241,997
Emerson Electric Co.	20,176	1,982,292
Equifax, Inc.	4,139	855,531
Expeditors International of Washington, Inc.	4,967	579,699
Fastenal Co.	19,819	1,141,178
FedEx Corp.	8,236	2,149,761
Fortive Corp.	12,220	963,547
Generac Holdings, Inc. (a)	2,523	299,758
General Dynamics Corp.	7,690	1,742,862
General Electric Co.	38,047	4,354,860
Honeywell International, Inc.	23,364	4,391,030
Howmet Aerospace, Inc.	11,963	591,810
Huntington Ingalls Industries, Inc.	1,579	347,885
IDEX Corp.	2,884	652,938
Illinois Tool Works, Inc.	9,902	2,449,260
Ingersoll Rand, Inc.	14,006	974,958
Jacobs Solutions, Inc.	4,845	653,203
JB Hunt Transport Services, Inc.	3,183	598,022
Johnson Controls International PLC	23,931	1,413,365
L3Harris Technologies, Inc.	6,812	1,213,149
Leidos Holdings, Inc.	5,200	507,052
Lockheed Martin Corp.	7,918	3,550,035
Masco Corp.	7,115	419,856
Nordson Corp.	2,037	497,313
Norfolk Southern Corp.	7,985	1,637,005
Northrop Grumman Corp.	5,097	2,207,460
Old Dominion Freight Line, Inc.	3,000	1,282,110
Otis Worldwide Corp.	14,413	1,233,032
PACCAR, Inc.	18,219	1,499,241
Parker-Hannifin Corp.	4,475	1,865,627
Paychex, Inc.	11,563	1,413,345
Paycom Software, Inc.	1,822	537,198
Pentair PLC	6,502	456,830
Quanta Services, Inc.	4,854	1,018,709
Republic Services, Inc.	7,157	1,031,538
Robert Half, Inc.	4,174	308,709
Rockwell Automation, Inc.	3,963	1,236,773
Rollins, Inc.	8,825	349,205
RTX Corp.	51,636	4,442,761
Snap-on, Inc.	2,006	538,812
Southwest Airlines Co.	19,627	620,213
Stanley Black & Decker, Inc.	5,650	533,247
Textron, Inc.	6,363	494,469
Trane Technologies PLC	7,960	1,633,870
TransDigm Group, Inc. (a)	1,837	1,660,372
Union Pacific Corp.	21,439	4,728,800
United Airlines Holdings, Inc. (a)	12,517	623,472
Security Description	Shares	Value
United Parcel Service, Inc. Class B	25,490	$ 4,318,006
United Rentals, Inc.	2,467	1,175,624
Verisk Analytics, Inc.	4,905	1,188,089
Waste Management, Inc.	13,170	2,064,793
Westinghouse Air Brake Technologies Corp.	5,982	673,095
WW Grainger, Inc.	1,512	1,079,780
Xylem, Inc.	8,534	883,610
		111,371,385
INFORMATION TECHNOLOGY — 27.9%
Accenture PLC Class A	22,210	7,190,932
Adobe, Inc. (a)	15,912	8,900,218
Advanced Micro Devices, Inc. (a)	56,068	5,927,509
Akamai Technologies, Inc. (a)	4,784	502,751
Amphenol Corp. Class A	20,515	1,813,116
Analog Devices, Inc.	17,491	3,179,514
ANSYS, Inc. (a)	3,042	970,003
Apple, Inc.	517,147	97,156,407
Applied Materials, Inc.	29,274	4,471,896
Arista Networks, Inc. (a)	8,727	1,703,772
Autodesk, Inc. (a)	7,389	1,639,915
Broadcom, Inc.	14,553	13,430,818
Cadence Design Systems, Inc. (a)	9,627	2,314,716
CDW Corp.	4,447	938,984
Cisco Systems, Inc.	142,913	8,196,061
Cognizant Technology Solutions Corp. Class A	17,797	1,274,443
Corning, Inc.	26,176	859,096
DXC Technology Co. (a)	8,991	186,473
Enphase Energy, Inc. (a)	4,455	563,691
EPAM Systems, Inc. (a)	2,168	561,490
F5, Inc. (a)	2,355	385,419
Fair Isaac Corp. (a)	800	723,672
First Solar, Inc. (a)	3,300	624,096
Fortinet, Inc. (a)	22,773	1,371,162
Gartner, Inc. (a)	2,600	909,168
Gen Digital, Inc.	22,603	457,711
Hewlett Packard Enterprise Co.	41,566	706,206
HP, Inc.	29,992	891,062
Intel Corp.	145,032	5,096,425
International Business Machines Corp.	31,520	4,628,082
Intuit, Inc.	9,894	5,360,668
Juniper Networks, Inc.	12,754	371,397
Keysight Technologies, Inc. (a)	6,514	868,316
KLA Corp.	4,906	2,462,174
Lam Research Corp.	4,615	3,241,576
Microchip Technology, Inc.	18,312	1,498,654
Micron Technology, Inc.	38,690	2,705,979
Microsoft Corp.	260,028	85,226,777
Monolithic Power Systems, Inc.	1,500	781,815
Motorola Solutions, Inc.	5,997	1,700,569
NetApp, Inc.	6,887	528,233

See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

Security Description	Shares	Value
NVIDIA Corp.	86,383	$ 42,634,330
NXP Semiconductors NV	9,100	1,872,052
ON Semiconductor Corp. (a)	15,027	1,479,558
Oracle Corp.	54,192	6,524,175
Palo Alto Networks, Inc. (a)	10,800	2,627,640
PTC, Inc. (a)	4,079	600,306
Qorvo, Inc. (a)	3,880	416,673
QUALCOMM, Inc.	39,126	4,481,101
Roper Technologies, Inc.	3,691	1,842,030
Salesforce, Inc. (a)	34,421	7,622,875
Seagate Technology Holdings PLC	7,321	518,254
ServiceNow, Inc. (a)	7,076	4,166,561
Skyworks Solutions, Inc.	5,143	559,250
SolarEdge Technologies, Inc. (a)	2,100	341,397
Synopsys, Inc. (a)	5,416	2,485,348
TE Connectivity Ltd.	11,449	1,515,733
Teledyne Technologies, Inc. (a)	1,753	733,280
Teradyne, Inc.	5,098	549,921
Texas Instruments, Inc.	31,967	5,372,374
Trimble, Inc. (a)	9,491	520,012
Tyler Technologies, Inc. (a)	1,344	535,490
VeriSign, Inc. (a)	2,990	621,292
Western Digital Corp. (a)	12,380	557,100
Zebra Technologies Corp. Class A (a)	1,947	535,445
		371,433,163
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	7,868	2,324,915
Albemarle Corp.	4,330	860,414
Amcor PLC	57,009	555,268
Avery Dennison Corp.	3,118	587,369
Ball Corp.	10,226	556,806
Celanese Corp.	3,941	497,985
CF Industries Holdings, Inc.	7,530	580,337
Corteva, Inc.	25,808	1,303,562
Dow, Inc.	25,391	1,385,333
DuPont de Nemours, Inc.	15,902	1,222,705
Eastman Chemical Co.	4,555	387,221
Ecolab, Inc.	8,702	1,599,515
FMC Corp.	4,780	412,179
Freeport-McMoRan, Inc.	50,332	2,008,750
International Flavors & Fragrances, Inc.	8,817	621,158
International Paper Co.	13,612	475,331
Linde PLC	17,092	6,615,288
LyondellBasell Industries NV Class A	8,622	851,595
Martin Marietta Materials, Inc.	2,066	922,283
Mosaic Co.	13,016	505,672
Newmont Corp.	27,677	1,091,027
Nucor Corp.	8,849	1,522,913
Packaging Corp. of America	3,500	521,850
PPG Industries, Inc.	8,190	1,161,014
Sealed Air Corp.	5,741	212,761
Security Description	Shares	Value
Sherwin-Williams Co.	8,224	$ 2,234,625
Steel Dynamics, Inc.	5,700	607,563
Vulcan Materials Co.	4,490	979,942
Westrock Co.	10,053	328,834
		32,934,215
REAL ESTATE — 2.4%
Alexandria Real Estate Equities, Inc. REIT	5,670	659,648
American Tower Corp. REIT	15,960	2,893,867
AvalonBay Communities, Inc. REIT	4,728	869,101
Boston Properties, Inc. REIT	5,639	376,516
Camden Property Trust REIT	4,100	441,242
CBRE Group, Inc. Class A (a)	10,408	885,200
CoStar Group, Inc. (a)	14,553	1,193,201
Crown Castle, Inc. REIT	15,219	1,529,510
Digital Realty Trust, Inc. REIT	9,962	1,312,195
Equinix, Inc. REIT	3,300	2,578,554
Equity Residential REIT	11,082	718,446
Essex Property Trust, Inc. REIT	2,475	590,015
Extra Space Storage, Inc. REIT	7,494	964,328
Federal Realty Investment Trust REIT	2,800	274,232
Healthpeak Properties, Inc. REIT	20,531	422,528
Host Hotels & Resorts, Inc. REIT	27,359	431,999
Invitation Homes, Inc. REIT	18,923	645,085
Iron Mountain, Inc. REIT	9,474	601,978
Kimco Realty Corp. REIT	23,650	447,931
Mid-America Apartment Communities, Inc. REIT	3,664	532,123
Prologis, Inc. REIT	32,026	3,977,629
Public Storage REIT	5,346	1,477,528
Realty Income Corp. REIT	24,000	1,344,960
Regency Centers Corp. REIT	5,799	360,698
SBA Communications Corp. REIT	3,865	867,808
Simon Property Group, Inc. REIT	11,341	1,287,090
UDR, Inc. REIT	11,700	466,830
Ventas, Inc. REIT	13,102	572,295
VICI Properties, Inc. REIT	36,874	1,137,194
Welltower, Inc. REIT	16,981	1,407,385
Weyerhaeuser Co. REIT	24,867	814,394
		32,081,510
UTILITIES — 2.4%
AES Corp.	25,559	458,273
Alliant Energy Corp.	9,800	491,666
Ameren Corp.	8,814	698,686
American Electric Power Co., Inc.	18,643	1,461,611
American Water Works Co., Inc.	6,987	969,376
Atmos Energy Corp.	5,200	602,940

See accompanying notes to financial statements.
9

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

Security Description	Shares	Value
CenterPoint Energy, Inc.	20,586	$ 574,144
CMS Energy Corp.	9,701	545,099
Consolidated Edison, Inc.	12,718	1,131,393
Constellation Energy Corp.	11,221	1,168,779
Dominion Energy, Inc.	29,111	1,413,048
DTE Energy Co.	6,559	678,069
Duke Energy Corp.	27,402	2,433,298
Edison International	13,288	914,879
Entergy Corp.	6,742	642,176
Evergy, Inc.	8,774	482,307
Eversource Energy	11,996	765,585
Exelon Corp.	34,907	1,400,469
FirstEnergy Corp.	17,760	640,603
NextEra Energy, Inc.	70,274	4,694,303
NiSource, Inc.	15,578	416,867
NRG Energy, Inc.	8,798	330,365
PG&E Corp. (a)	55,349	902,189
Pinnacle West Capital Corp.	4,469	345,320
PPL Corp.	24,204	603,164
Public Service Enterprise Group, Inc.	17,321	1,057,967
Sempra	21,152	1,485,293
Southern Co.	38,747	2,624,334
WEC Energy Group, Inc.	10,970	922,796
Xcel Energy, Inc.	19,624	1,121,119
		31,976,118
TOTAL COMMON STOCKS (Cost $265,043,779)		1,317,943,454

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.32% (d) (e)	9,972,314	9,972,314
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	1,167,160	$ 1,167,160
TOTAL SHORT-TERM INVESTMENTS (Cost $11,139,474)		11,139,474
TOTAL INVESTMENTS — 99.9% (Cost $276,183,253)		1,329,082,928
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		801,465
NET ASSETS — 100.0%		$ 1,329,884,393
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the year ended August 31, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended August 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2023.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At August 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	55	09/15/2023	$12,025,556	$12,418,615	$393,059

During the year ended August 31, 2023, average notional value related to futures contracts was $9,335,062.
See accompanying notes to financial statements.
10

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,317,943,454	$—	$—	$1,317,943,454
Short-Term Investments	11,139,474	—	—	11,139,474
TOTAL INVESTMENTS	$1,329,082,928	$—	$—	$1,329,082,928
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 393,059	$—	$—	$ 393,059
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 393,059	$—	$—	$ 393,059

Affiliate Table
	Number of Shares Held at 8/31/22	Value at 8/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/23	Value at 8/31/23	Dividend Income
State Street Corp.	15,047	$1,028,462	$ —	$ 214,227	$131,321	$(118,408)	12,033	$ 827,148	$ 33,482
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	100	131,319,252	121,347,038	—	—	9,972,314	9,972,314	289,011
State Street Navigator Securities Lending Portfolio II	2,791,762	2,791,762	19,886,284	21,510,886	—	—	1,167,160	1,167,160	5,637
Total		$3,820,324	$151,205,536	$143,072,151	$131,321	$(118,408)		$11,966,622	$328,130
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
August 31, 2023

ASSETS
Investments in unaffiliated issuers, at value*	$ 1,317,116,306
Investments in affiliated issuers, at value	11,966,622
Total Investments	1,329,082,928
Net cash at broker	261,486
Receivable from broker — accumulated variation margin on futures contracts	393,445
Receivable for fund shares sold	173,527
Dividends receivable — unaffiliated issuers	2,083,460
Dividends receivable — affiliated issuers	38,753
Securities lending income receivable — unaffiliated issuers	259
Securities lending income receivable — affiliated issuers	128
Receivable from Adviser	10,539
Receivable for foreign taxes recoverable	1,909
Prepaid expenses and other assets	14,000
TOTAL ASSETS	1,332,060,434
LIABILITIES
Payable upon return of securities loaned	1,167,160
Payable for fund shares repurchased	638,815
Advisory fee payable	121,071
Custodian fees payable	9,396
Administration fees payable	37,257
Shareholder servicing fee payable	26,916
Distribution fees payable	41,495
Trustees’ fees and expenses payable	370
Transfer agent fees payable	30,605
Registration and filing fees payable	30
Professional fees payable	52,054
Printing and postage fees payable	50,682
Accrued expenses and other liabilities	190
TOTAL LIABILITIES	2,176,041
NET ASSETS	$1,329,884,393
NET ASSETS CONSIST OF:
Paid-in Capital	$ 173,309,502
Total distributable earnings (loss)	1,156,574,891
NET ASSETS	$1,329,884,393
NET ASSET VALUE PER SHARE
Net asset value per share	$ 236.97
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,612,130
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 264,733,166
Investments in affiliated issuers	11,450,087
Total cost of investments	$ 276,183,253
* Includes investments in securities on loan, at value	$ 1,129,948
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Statement of Operations
For the Year Ended August 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 19,947
Dividend income — unaffiliated issuers	21,737,151
Dividend income — affiliated issuers	322,493
Unaffiliated securities lending income	6,166
Affiliated securities lending income	5,637
Foreign taxes withheld	(5,574)
TOTAL INVESTMENT INCOME (LOSS)	22,085,820
EXPENSES
Advisory fee	384,876
Administration fees	641,460
Shareholder servicing fees	307,901
Distribution fees	474,680
Custodian fees	55,607
Trustees’ fees and expenses	33,674
Transfer agent fees	128,241
Registration and filing fees	45,244
Professional fees and expenses	37,003
Printing and postage fees	69,089
Insurance expense	16,096
Miscellaneous expenses	12,875
TOTAL EXPENSES	2,206,746
Expenses waived/reimbursed by the Adviser	(193,292)
NET EXPENSES	2,013,454
NET INVESTMENT INCOME (LOSS)	$ 20,072,366
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	164,877,199
Investments — affiliated issuers	131,321
Futures contracts	1,020,333
Net realized gain (loss)	166,028,853
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(4,384,549)
Investments — affiliated issuers	(118,408)
Futures contracts	156,925
Net change in unrealized appreciation/depreciation	(4,346,032)
NET REALIZED AND UNREALIZED GAIN (LOSS)	161,682,821
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$181,755,187
See accompanying notes to financial statements.
13

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Year Ended 8/31/23	Year Ended 8/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,072,366	$ 20,404,360
Net realized gain (loss)	166,028,853	97,622,756
Net change in unrealized appreciation/depreciation	(4,346,032)	(297,432,758)
Net increase (decrease) in net assets resulting from operations	181,755,187	(179,405,642)
Distributions to shareholders	(121,162,544)	(181,920,500)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	93,080,717	150,445,702
Reinvestment of distributions	119,345,799	177,563,946
Cost of shares redeemed	(313,903,398)	(305,023,751)
Net increase (decrease) in net assets from beneficial interest transactions	(101,476,882)	22,985,897
Net increase (decrease) in net assets during the period	(40,884,239)	(338,340,245)
Net assets at beginning of period	1,370,768,632	1,709,108,877
NET ASSETS AT END OF PERIOD	$1,329,884,393	$1,370,768,632
SHARES OF BENEFICIAL INTEREST:
Shares sold	426,352	580,960
Reinvestment of distributions	590,344	684,802
Shares redeemed	(1,460,832)	(1,167,653)
Net increase (decrease)	(444,136)	98,109
See accompanying notes to financial statements.
14

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20(a)	Year Ended 8/31/19(a)(b)
Net asset value, beginning of period	$ 226.34	$ 286.85	$ 253.59	$ 222.06	$ 244.74
Income (loss) from investment operations:
Net investment income (loss) (c)	3.43	3.36	3.43	4.55	4.38(d)(e)
Net realized and unrealized gain (loss)	28.42	(32.17)	66.60	42.08	(2.52)
Total from investment operations	31.85	(28.81)	70.03	46.63	1.86
Distributions to shareholders from:
Net investment income	(3.43)	(4.54)	(2.88)	(4.20)	(4.26)
Net realized gains	(17.79)	(27.16)	(33.89)	(10.90)	(20.28)
Total distributions	(21.22)	(31.70)	(36.77)	(15.10)	(24.54)
Net asset value, end of period	$ 236.97	$ 226.34	$ 286.85	$ 253.59	$ 222.06
Total return (f)	15.81%	(11.36)%	31.01%	22.14%	2.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,329,884	$1,370,769	$1,709,109	$1,609,456	$1,527,785
Ratios to average net assets:
Total expenses	0.17%	0.17%	0.18%	0.19%	0.20%
Net expenses	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)
Net investment income (loss)	1.56%(d)(e)	1.31%(d)(e)	1.33%(d)(e)	2.02%(d)(e)	2.00%(d)(e)
Portfolio turnover rate	2%	2%	4%	5%	3%(g)
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
15

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — August 31, 2023

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2023, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
16

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2023

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
17

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2023

3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2023, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$393,445	$—	$393,445
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$1,020,333	$—	$1,020,333
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$156,925	$—	$156,925
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated
18

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2023

prior to December 31, 2023 except with the approval of the Board. During the year ended August 31, 2023, SSGA FM agreed to reimburse fees of $65,000.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2023. For the year ended August 31, 2023, SSGA FM waived fees in the amount of $128,292.The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains Eighty Five percent (85%) of the net proceeds and Fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains Ninety percent (90%) of the net proceeds and Ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2023 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
19

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2023

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2023 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$19,477,182	$232,045,855
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, wash sale loss deferrals, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholder as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$19,909,805	$101,252,739	$121,162,544
The tax character of distributions paid during the year ended August 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$ 32,277,987	$ 149,642,513	$ 181,920,500
At August 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street S&P 500 Index Fund	$3,439,493	$—	$128,144,749	$1,024,990,649	$1,156,574,891
20

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2023

As of August 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$304,485,338	$1,037,810,878	$12,820,229	$1,024,990,649
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2023, and the value of the invested cash collateral are disclosed in the Fund's  Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's  Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's  Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$ 1,129,948	$ 1,167,160	$ 1,167,160
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2023:
		Remaining Contractual Maturity of the Agreements as of August 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$1,167,160	$—	$—	$—	$1,167,160	$1,167,160
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($1.275 billion prior to October 5, 2023) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
21

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2023

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of August 31, 2023.
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 25, 2023
23

SSGA FUNDS
State Street S&P 500 Index Fund
Other Information — August 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2023 to August 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$1,144.50	$0.86	$1,024.40	$0.82
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
24

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2023.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2023, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2023:
Amount
State Street S&P 500 Index Fund	$112,823,467
25

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
26

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street S&P 500 Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
27

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
28

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
29

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

State Street S&P 500 Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
30

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
31

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1988	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue,L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 - 2023); Independent Director, SSGA Fixed Income plc (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - March 2023); Board Director and Chairman, SPDR Europe II, PLC (2013 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present);Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present);
					Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1988	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	54	Chairman and Board Member (1998 - December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board Member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
32

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 - 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023); Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
* Served in various capacities and/or with various affiliated entities during noted time period.

33

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
34

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

35

State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Congress Street
Boston, Massachusetts 02114
Transfer and Dividend Paying Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGASPFDAR

Annual Report
August 31, 2023
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street International Stock Selection Fund
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers. The Fund’s benchmark is the MSCI EAFE Net Dividend Index (the “Index”).
For the 12-month period ended August 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 18.01%, and the Index was 17.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value and Quality-based factors were the primary drivers of Fund performance during the Reporting Period relative to the Index. Both themes yielded positive returns as companies with lower valuation and higher quality outperformed their more expensive and lower quality peers.
Stock selection in each of the Healthcare and Utilities sectors was the largest positive contribution to Fund performance, while stock selection in the Information Technology and Consumer Discretionary sectors was the largest negative contribution to excess return relative to the Index.
The Fund used Equity futures in order to temporarily equitize cash balances during the Reporting Period. The Fund’s use of MSCI EAFE futures did not materially impact Fund performance relative to the Index as it is held only to equitize cash, and the futures contract tracks the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Renesas Electronics Corp., 3i Group PLC., and UBS Group, AG. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Bank Leumi, SAP SE and Brother Industries, Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Stock Selection Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past  performance is not a guarantee of future results.
The  growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index  returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2023
	Total Return One Year Ended August 31, 2023	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2023	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2023	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street International Stock Selection Fund Class A	14.68%	8.71%	1.98%	0.89%	3.43%	2.88%
State Street International Stock Selection Fund Class I	17.82%	N/A	2.86%	N/A	2.22%	N/A
State Street International Stock Selection Fund Class K	18.01%	N/A	2.96%	N/A	2.32%	N/A
State Street International Stock Selection Fund Class N	17.79%	N/A	2.72%	N/A	3.91%	N/A
MSCI ® EAFE® Net Dividend Index (reflects no deduction for fees, expenses or taxes) (1)	17.92%	N/A	4.14%	N/A	4.93%	N/A
(1)	The MSCI® EAFE® Net Dividend Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Net Dividend Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
See accompanying notes to financial statements.
2

State Street International Stock Selection Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street International Stock Selection Fund as stated in the Fees and Expenses table of the most recent prospectus is 1.44%, 1.19%, 0.99%, and 1.24% for Class A, I, K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
3

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2023

Description	% of Net Assets
Novartis AG	2.3%
Sanofi	1.7
BP PLC	1.7
UBS Group AG	1.6
Deutsche Telekom AG	1.4
TOTAL	8.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
August 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 9.2%
BHP Group Ltd.	11,266	$ 327,396
BlueScope Steel Ltd.	95,641	1,302,002
Brambles Ltd.	144,677	1,403,340
Coles Group Ltd.	95,641	1,008,261
Fortescue Metals Group Ltd. (a)	59,671	828,566
Helia Group Ltd.	190,001	477,671
JB Hi-Fi Ltd. (a)	4,336	128,310
McMillan Shakespeare Ltd.	34,900	402,746
Premier Investments Ltd. (a)	1,705	28,381
Rio Tinto Ltd.	1,177	86,102
Rio Tinto PLC	14,707	907,787
Scentre Group REIT	675,204	1,203,121
Sonic Healthcare Ltd.	61,345	1,278,311
Stockland REIT	152,601	419,242
Telstra Group Ltd.	508,367	1,320,879
Vicinity Ltd. REIT	969,865	1,175,153
		12,297,268
AUSTRIA — 0.8%
voestalpine AG	36,765	1,075,588
Wienerberger AG	2,442	67,365
		1,142,953
BELGIUM — 1.1%
Bekaert SA	3,477	164,988
Solvay SA	11,520	1,335,364
		1,500,352
CHINA — 0.3%
CITIC Telecom International Holdings Ltd.	581,000	225,959
Health & Happiness H&H International Holdings Ltd.	26,500	34,467
Yangzijiang Shipbuilding Holdings Ltd.	142,900	178,698
		439,124
DENMARK — 2.6%
D/S Norden AS	6,696	322,276
H Lundbeck AS	49,237	250,444
Novo Nordisk AS Class B	6,863	1,272,128
Pandora AS	10,221	1,061,493
Spar Nord Bank AS	1,572	23,764
Sydbank AS	13,299	626,145
		3,556,250
FINLAND — 1.6%
Nordea Bank Abp	145,813	1,600,567
Outokumpu Oyj	95,385	444,959
Puuilo Oyj	11,373	91,753
		2,137,279
FRANCE — 7.8%
BNP Paribas SA	16,361	1,059,319
Carmila SA REIT	27,179	424,390
Carrefour SA	5,181	99,270
Security Description	Shares	Value
Cie de Saint-Gobain SA	23,820	$ 1,553,886
Cie des Alpes	7,574	106,932
Coface SA	42,603	571,452
Eiffage SA	12,319	1,219,863
Hermes International SCA	103	212,297
Ipsen SA	7,930	1,030,148
LVMH Moet Hennessy Louis Vuitton SE	908	770,147
Publicis Groupe SA	18,298	1,429,775
Rexel SA	27,223	640,568
Societe BIC SA	1,928	123,347
Sodexo SA	10,910	1,171,433
Verallia SA (b)	704	33,680
		10,446,507
GERMANY — 7.6%
Bayerische Motoren Werke AG	14,871	1,566,903
Bayerische Motoren Werke AG Preference Shares	509	48,984
Bilfinger SE	767	26,614
Cewe Stiftung & Co. KGAA	1,301	127,813
Deutsche Bank AG	119,803	1,305,840
Deutsche Telekom AG	86,036	1,841,794
Fresenius Medical Care AG & Co. KGaA	19,446	939,394
Fresenius SE & Co. KGaA	7,679	246,554
Heidelberg Materials AG	17,066	1,374,591
Infineon Technologies AG	17,778	636,449
JOST Werke SE (b)	1,695	87,488
Mercedes-Benz Group AG	23,740	1,738,647
SAF-Holland SE	4,355	54,307
TeamViewer SE (b)(c)	8,136	151,082
		10,146,460
HONG KONG — 0.7%
Bank of East Asia Ltd.	185,200	264,020
Luk Fook Holdings International Ltd.	82,000	203,475
PAX Global Technology Ltd.	392,000	296,911
SmarTone Telecommunications Holdings Ltd.	153,000	85,256
United Laboratories International Holdings Ltd.	78,000	69,721
		919,383
INDONESIA — 0.5%
First Pacific Co. Ltd.	1,702,000	724,869
IRELAND — 0.5%
AerCap Holdings NV (c)	12,200	750,544
ISRAEL — 1.0%
Bank Hapoalim BM	156,584	1,298,605
ITALY — 3.7%
A2A SpA	204,234	391,876
Coca-Cola HBC AG	41,509	1,197,854
Intesa Sanpaolo SpA	204,457	548,050
Iveco Group NV (c)	9,994	99,462
OVS SpA (b)	139,842	350,587

See accompanying notes to financial statements.
5

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

Security Description	Shares	Value
Piaggio & C SpA	44,946	$ 171,847
UniCredit SpA	69,388	1,697,811
Unipol Gruppo SpA	86,759	483,933
		4,941,420
JAPAN — 23.0%
Canon, Inc.	60,500	1,491,969
Chugoku Marine Paints Ltd.	8,600	84,348
Citizen Watch Co. Ltd. (a)	99,200	608,857
Daiwa House Industry Co. Ltd.	7,500	208,667
Daiwa Industries Ltd.	5,100	49,635
Daiwa Securities Group, Inc.	23,400	133,328
Denso Corp.	7,100	485,989
Doshisha Co. Ltd.	20,400	332,300
FCC Co. Ltd.	18,500	244,514
Hachijuni Bank Ltd. (a)	125,800	678,998
Hitachi Ltd.	10,600	706,254
Honda Motor Co. Ltd.	54,700	1,768,130
INFRONEER Holdings, Inc.	32,700	342,069
Inpex Corp.	28,700	401,419
ITOCHU Corp. (a)	44,200	1,662,342
Jaccs Co. Ltd.	3,500	121,963
Kamigumi Co. Ltd. (a)	26,500	597,773
Kawasaki Kisen Kaisha Ltd. (a)	11,100	372,759
Konishi Co. Ltd.	5,400	92,490
Kuraray Co. Ltd.	63,600	723,666
KYB Corp.	4,300	140,531
Kyoei Steel Ltd.	21,400	285,490
Lawson, Inc. (a)	12,100	578,076
Marubeni Corp.	86,600	1,419,277
MatsukiyoCocokara & Co.	400	23,575
Mimasu Semiconductor Industry Co. Ltd.	5,800	114,569
Mitsubishi Corp.	36,500	1,805,244
Mitsui & Co. Ltd.	43,500	1,624,056
NEC Corp.	29,800	1,574,231
Nomura Real Estate Holdings, Inc.	52,800	1,331,114
Obara Group, Inc.	4,800	130,644
Okamura Corp.	13,400	200,224
OKUMA Corp.	5,400	253,679
Otsuka Holdings Co. Ltd.	3,200	121,978
Pressance Corp.	4,100	53,908
Renesas Electronics Corp. (c)	89,600	1,509,088
San-Ai Obbli Co. Ltd.	21,400	246,513
Sanken Electric Co. Ltd.	1,500	114,952
Sankyo Co. Ltd.	9,600	418,654
Sojitz Corp.	27,700	596,284
Star Micronics Co. Ltd.	1,800	23,283
Sumitomo Corp.	51,500	1,061,538
Sumitomo Warehouse Co. Ltd. (a)	2,000	34,338
Takara Holdings, Inc.	53,800	464,988
Takeda Pharmaceutical Co. Ltd.	49,700	1,539,899
Tamron Co. Ltd.	3,400	105,275
Tokyo Gas Co. Ltd.	59,800	1,387,983
Tokyo Seimitsu Co. Ltd.	1,200	66,229
Security Description	Shares	Value
Toyota Motor Corp.	10,000	$ 172,858
Toyota Tsusho Corp.	7,200	430,283
WingArc1st, Inc. (a)	1,100	18,863
Yamaha Motor Co. Ltd.	46,300	1,202,568
Yamato Kogyo Co. Ltd.	13,600	656,935
		30,814,597
JORDAN — 0.5%
Hikma Pharmaceuticals PLC	23,901	662,780
MALTA — 0.4%
Kindred Group PLC SDR	60,736	603,005
NETHERLANDS — 4.1%
ASML Holding NV	1,837	1,210,908
ING Groep NV	51,784	735,591
Koninklijke Ahold Delhaize NV	30,652	1,002,942
Koninklijke Philips NV (a)	28,663	646,479
Shell PLC	51,178	1,563,430
Van Lanschot Kempen NV ADR	11,569	343,102
		5,502,452
NORWAY — 0.4%
Hoegh Autoliners ASA	35,523	247,753
MPC Container Ships ASA	22,306	38,646
Stolt-Nielsen Ltd.	7,862	195,964
		482,363
PORTUGAL — 0.2%
NOS SGPS SA	72,278	272,117
SINGAPORE — 2.7%
BW LPG Ltd. (b)	43,136	523,392
Oversea-Chinese Banking Corp. Ltd.	171,000	1,587,961
STMicroelectronics NV	31,172	1,475,937
		3,587,290
SPAIN — 3.8%
ACS Actividades de Construccion y Servicios SA	39,901	1,401,407
Banco Bilbao Vizcaya Argentaria SA	218,153	1,718,804
Banco Santander SA (a)	117,600	459,326
Cia de Distribucion Integral Logista Holdings SA	23,233	629,818
Iberdrola SA	67,305	799,885
Industria de Diseno Textil SA	3,038	116,485
Lar Espana Real Estate Socimi SA REIT	4,805	30,063
		5,155,788
SWEDEN — 1.8%
Atea ASA (c)	16,701	207,355
Betsson AB Class B (c)	55,720	624,149
Elekta AB Class B (a)	8,376	59,963
Hexpol AB	42,878	422,964
Inwido AB	14,555	152,217
Loomis AB	21,900	581,680
SKF AB Class B	8,633	140,158

See accompanying notes to financial statements.
6

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

Security Description	Shares	Value
Swedbank AB Class A	10,170	$ 180,345
		2,368,831
SWITZERLAND — 5.9%
Aryzta AG (c)	403,296	671,589
BKW AG	305	52,482
EFG International AG	54,562	611,495
Galenica AG (b)	1,492	118,569
Logitech International SA	5,417	375,667
Meier Tobler Group AG	1,085	52,570
Novartis AG	30,069	3,040,089
Swiss Life Holding AG	561	352,217
UBS Group AG	83,148	2,212,009
Zehnder Group AG	5,626	372,583
		7,859,270
UNITED KINGDOM — 11.6%
3i Group PLC	60,615	1,530,750
AstraZeneca PLC	12,622	1,704,805
Balfour Beatty PLC	65,005	269,444
BP PLC	365,484	2,257,100
Centrica PLC	775,378	1,490,562
Coca-Cola Europacific Partners PLC	21,052	1,349,644
Dunelm Group PLC	40,037	590,367
Grafton Group PLC CDI	55,538	606,816
HSBC Holdings PLC	125,345	925,887
Inchcape PLC	25,054	242,323
J Sainsbury PLC	358,653	1,227,176
Legal & General Group PLC	413,627	1,145,949
Mitie Group PLC	41,893	51,584
Redde Northgate PLC	43,975	178,821
Sage Group PLC	28,117	345,856
Tesco PLC	475,591	1,600,785
		15,517,869
UNITED STATES — 6.5%
GSK PLC	43,473	764,834
Holcim AG	23,402	1,551,391
Inmode Ltd. (a)(c)	7,585	296,498
Nestle SA	12,250	1,475,519
Roche Holding AG	2,163	637,379
Sanofi	22,024	2,355,694
Stellantis NV	90,556	1,686,588
		8,767,903
TOTAL COMMON STOCKS (Cost $123,635,606)		131,895,279

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.32% (d)(e)	457,641	$ 457,641
State Street Navigator Securities Lending Portfolio II (f)(g)	3,698,736	3,698,736
TOTAL SHORT-TERM INVESTMENTS (Cost $4,156,377)		4,156,377
TOTAL INVESTMENTS — 101.4% (Cost $127,791,983)		136,051,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,939,831)
NET ASSETS — 100.0%		$ 134,111,825
(a)	All or a portion of the shares of the security are on loan at August 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of August 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended August 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the year ended August 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At August 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	10	09/15/2023	$1,044,790	$1,054,629	$9,839
See accompanying notes to financial statements.
7

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

During the year ended August 31, 2023, average notional value related to futures contracts was $1,271,146.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$131,895,279	$—	$—	$131,895,279
Short-Term Investments	4,156,377	—	—	4,156,377
TOTAL INVESTMENTS	$136,051,656	$—	$—	$136,051,656
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 9,839	$—	$—	$ 9,839
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 9,839	$—	$—	$ 9,839
Industry Breakdown as of August 31, 2023

% of Net Assets
Banks	12.6%
Pharmaceuticals	10.0
Trading Companies & Distributors	7.9
Automobiles	6.2
Metals & Mining	4.5
Consumer Staples Distribution & Retail	4.1
Semiconductors & Semiconductor Equipment	3.8
Oil, Gas & Consumable Fuels	3.7
Diversified Telecommunication Services	2.7
Construction & Engineering	2.4
Beverages	2.2
Construction Materials	2.2
Food Products	2.2
Retail REITs	2.1
Chemicals	2.0
Capital Markets	2.0
Health Care Providers & Services	1.9
Insurance	1.9
Commercial Services & Supplies	1.9
Hotels, Restaurants & Leisure	1.9
Textiles, Apparel & Luxury Goods	1.8
Building Products	1.6
Multi-Utilities	1.4
Technology Hardware, Storage & Peripherals	1.4
IT Services	1.3
Real Estate Management & Development	1.2
Media	1.1
Gas Utilities	1.0
Marine Transportation	0.9
Specialty Retail	0.8
Health Care Equipment & Supplies	0.8
Machinery	0.7
Automobile Components	0.7
Electronic Equipment, Instruments & Components	0.7
Electric Utilities	0.6
Industrial Conglomerates	0.5
Transportation Infrastructure	0.5
Air Freight & Logistics	0.5
Distributors	0.4
Software	0.4
Financial Services	0.4
Diversified REITs	0.3
Leisure Equipment & Products	0.3
Professional Services	0.3
See accompanying notes to financial statements.
8

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2023

% of Net Assets
Ground Transportation	0.1%
Household Durables	0.1
Consumer Finance	0.1
Broadline Retail	0.1
Wireless Telecommunication Services	0.1
Containers & Packaging	0.0*
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/22	Value at 8/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/23	Value at 8/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	$ 100	$44,234,233	$43,776,692	$—	$—	457,641	$ 457,641	$50,699
State Street Navigator Securities Lending Portfolio II	1,198,958	1,198,958	50,852,248	48,352,470	—	—	3,698,736	3,698,736	27,696
Total		$1,199,058	$95,086,481	$92,129,162	$—	$—		$4,156,377	$78,395
See accompanying notes to financial statements.
9

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
August 31, 2023

ASSETS
Investments in unaffiliated issuers, at value*	$131,895,279
Investments in affiliated issuers, at value	4,156,377
Total Investments	136,051,656
Foreign currency, at value	705,863
Net cash at broker	21,535
Receivable from broker — variation margin on open futures contracts	9,860
Receivable for fund shares sold	118,006
Dividends receivable — unaffiliated issuers	362,238
Dividends receivable — affiliated issuers	4,427
Securities lending income receivable — unaffiliated issuers	568
Securities lending income receivable — affiliated issuers	1,010
Receivable from Adviser	62,990
Net receivable for foreign taxes recoverable	748,845
Prepaid expenses and other assets	1,517
TOTAL ASSETS	138,088,515
LIABILITIES
Payable upon return of securities loaned	3,698,736
Payable for fund shares repurchased	70,534
Deferred foreign taxes payable	269
Advisory fee payable	84,538
Custodian fees payable	16,655
Administration fees payable	4,882
Shareholder servicing fee payable	1,331
Distribution fees payable	16,363
Trustees’ fees and expenses payable	44
Transfer agent fees payable	14,132
Sub-transfer agent fee payable	205
Registration and filing fees payable	30
Professional fees payable	43,514
Printing and postage fees payable	12,776
Accrued expenses and other liabilities	12,681
TOTAL LIABILITIES	3,976,690
NET ASSETS	$ 134,111,825
NET ASSETS CONSIST OF:
Paid-in Capital	$143,718,414
Total distributable earnings (loss)	(9,606,589)
NET ASSETS	$ 134,111,825
Class A
Net Assets	$ 95,260
Shares Outstanding	9,147
Net asset value, offering and redemption price per share	$ 10.41
Maximum sales charge	5.25%
Maximum offering price per share	$ 10.99
Class I
Net Assets	$ 2,455,569
Shares Outstanding	235,527
Net asset value, offering and redemption price per share	$ 10.43
Class K
Net Assets	$ 45,319,960
Shares Outstanding	4,344,324
Net asset value, offering and redemption price per share	$ 10.43
Class N
Net Assets	$ 86,241,036
Shares Outstanding	8,255,037
Net asset value, offering and redemption price per share	$ 10.45
See accompanying notes to financial statements.
10

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities  (continued)
August 31, 2023

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$123,635,606
Investments in affiliated issuers	4,156,377
Total cost of investments	$127,791,983
Foreign currency, at cost	$ 707,586
* Includes investments in securities on loan, at value	$ 5,910,079
See accompanying notes to financial statements.
11

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Year Ended August 31, 2023

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 6,924,915
Dividend income — affiliated issuers	50,699
Unaffiliated securities lending income	26,732
Affiliated securities lending income	27,696
Foreign taxes withheld	(593,076)
TOTAL INVESTMENT INCOME (LOSS)	6,436,966
EXPENSES
Advisory fee	1,102,363
Administration fees	73,491
Shareholder servicing fees
Class N	20,016
Distribution fees
Class A	3,135
Class N	195,809
Custodian fees	86,655
Trustees’ fees and expenses	22,069
Transfer agent fees	46,117
Class A	5,413
Class I	3,109
Registration and filing fees	78,252
Professional fees and expenses	37,150
Printing and postage fees	2,895
Insurance expense	1,786
Taxes and fees	11,975
Miscellaneous expenses	22,208
TOTAL EXPENSES	1,712,443
Expenses waived/reimbursed by the Adviser	(370,695)
NET EXPENSES	1,341,748
NET INVESTMENT INCOME (LOSS)	$ 5,095,218
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,770,072)
Foreign currency transactions	7,273
Futures contracts	47,657
Net realized gain (loss)	(4,715,142)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	22,459,327
Foreign currency translations	61,687
Futures contracts	30,786
Net change in unrealized appreciation/depreciation	22,551,800
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,836,658
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$22,931,876
See accompanying notes to financial statements.
12

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Year Ended 8/31/23	Year Ended 8/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,095,218	$ 5,798,937
Net realized gain (loss)	(4,715,142)	(4,791,117)
Net change in unrealized appreciation/depreciation	22,551,800	(37,869,954)
Net increase (decrease) in net assets resulting from operations	22,931,876	(36,862,134)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,873)	(187,690)
Class I	(95,376)	(140,625)
Class K	(2,093,536)	(3,772,129)
Class N	(2,927,749)	(4,922,997)
Total distributions to shareholders	(5,118,534)	(9,023,441)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	206,126	352,002
Reinvestment of distributions	1,873	187,689
Cost of shares redeemed	(4,081,471)	(361,993)
Net increase (decrease) from capital share transactions	(3,873,472)	177,698
Class I
Proceeds from shares sold	380,687	419,672
Reinvestment of distributions	93,436	135,836
Cost of shares redeemed	(963,564)	(607,779)
Net increase (decrease) from capital share transactions	(489,441)	(52,271)
Class K
Proceeds from shares sold	12,743,713	40,971,886
Reinvestment of distributions	2,093,536	3,772,129
Cost of shares redeemed	(41,999,336)	(37,489,034)
Net increase (decrease) from capital share transactions	(27,162,087)	7,254,981
Class N
Proceeds from shares sold	5,494,356	4,197,758
Reinvestment of distributions	2,898,184	4,877,616
Cost of shares redeemed	(20,198,626)	(13,224,128)
Net increase (decrease) from capital share transactions	(11,806,086)	(4,148,754)
Net increase (decrease) in net assets from beneficial interest transactions	(43,331,086)	3,231,654
Net increase (decrease) in net assets during the period	(25,517,744)	(42,653,921)
Net assets at beginning of period	159,629,569	202,283,490
NET ASSETS AT END OF PERIOD	$ 134,111,825	$159,629,569
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	22,846	33,934
Reinvestment of distributions	195	16,773
Shares redeemed	(422,781)	(33,927)
Net increase (decrease) from capital share transactions	(399,740)	16,780
Class I
Shares sold	39,937	40,278
Reinvestment of distributions	9,961	12,085
Shares redeemed	(98,269)	(55,046)
Net increase (decrease) from capital share transactions	(48,371)	(2,683)
Class K
Shares sold	1,310,009	4,032,448
Reinvestment of distributions	223,430	335,897
Shares redeemed	(4,463,573)	(3,526,185)
Net increase (decrease) from capital share transactions	(2,930,134)	842,160
Class N
Shares sold	538,150	392,672
Reinvestment of distributions	308,317	433,181
Shares redeemed	(2,016,585)	(1,236,698)
Net increase (decrease) from capital share transactions	(1,170,118)	(410,845)
See accompanying notes to financial statements.
13

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Net asset value, beginning of period	$ 9.11	$ 11.84	$ 9.46	$ 9.59	$10.96
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.17	0.32	0.25	0.19	0.22
Net realized and unrealized gain (loss)	1.16	(2.57)	2.31	(0.00)(c)	(1.07)
Total from investment operations	1.33	(2.25)	2.56	0.19	(0.85)
Distributions to shareholders from:
Net investment income	(0.03)	(0.48)	(0.18)	(0.32)	(0.52)
Net asset value, end of period	$10.41	$ 9.11	$ 11.84	$ 9.46	$ 9.59
Total return (d)	14.68%	(19.76)%	27.33%	1.75%	(7.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 95	$ 3,725	$4,642	$4,141	$4,148
Ratios to Average Net Assets:
Total expenses (b)	1.67%	1.44%	1.55%	1.48%	1.49%
Net expenses (b)	1.43%	1.20%	1.29%	1.20%	1.22%
Net investment income (loss) (b)	1.87%	3.05%	2.30%	2.03%	2.19%
Portfolio turnover rate	106%	120%	111%	104%	125%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
14

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Net asset value, beginning of period	$ 9.17	$ 11.93	$ 9.51	$ 9.65	$ 11.05
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.34	0.37	0.31	0.22	0.34
Net realized and unrealized gain (loss)	1.27	(2.59)	2.32	0.00(c)	(1.17)
Total from investment operations	1.61	(2.22)	2.63	0.22	(0.83)
Distributions to shareholders from:
Net investment income	(0.35)	(0.54)	(0.21)	(0.36)	(0.57)
Net asset value, end of period	$10.43	$ 9.17	$ 11.93	$ 9.51	$ 9.65
Total return (d)	17.82%	(19.47)%	27.94%	2.02%	(7.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,456	$ 2,604	$3,419	$2,557	$4,610
Ratios to Average Net Assets:
Total expenses (b)	1.11%	1.04%	1.11%	1.15%	1.12%
Net expenses (b)	0.87%	0.81%	0.85%	0.87%	0.84%
Net investment income (loss) (b)	3.42%	3.46%	2.88%	2.33%	3.38%
Portfolio turnover rate	106%	120%	111%	104%	125%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
15

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Net asset value, beginning of period	$ 9.17	$ 11.93	$ 9.52	$ 9.65	$ 11.04
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.36	0.35	0.32	0.24	0.31
Net realized and unrealized gain (loss)	1.25	(2.57)	2.31	(0.00)(c)	(1.12)
Total from investment operations	1.61	(2.22)	2.63	0.24	(0.81)
Distributions to shareholders from:
Net investment income	(0.35)	(0.54)	(0.22)	(0.37)	(0.58)
Net asset value, end of period	$ 10.43	$ 9.17	$ 11.93	$ 9.52	$ 9.65
Total return (d)	18.01%	(19.42)%	27.97%	2.21%	(6.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$45,320	$66,731	$76,748	$60,185	$53,350
Ratios to Average Net Assets:
Total expenses (b)	0.99%	0.98%	1.01%	1.03%	1.03%
Net expenses (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	3.70%	3.25%	2.93%	2.52%	3.07%
Portfolio turnover rate	106%	120%	111%	104%	125%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
16

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class N
	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Net asset value, beginning of period	$ 9.18	$ 11.94	$ 9.53	$ 9.66	$ 11.04
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.33	0.35	0.29	0.21	0.29
Net realized and unrealized gain (loss)	1.27	(2.60)	2.32	0.01	(1.12)
Total from investment operations	1.60	(2.25)	2.61	0.22	(0.83)
Distributions to shareholders from:
Net investment income	(0.33)	(0.51)	(0.20)	(0.35)	(0.55)
Net asset value, end of period	$ 10.45	$ 9.18	$ 11.94	$ 9.53	$ 9.66
Total return (c)	17.79%	(19.61)%	27.63%	1.94%	(7.19)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$86,241	$86,569	$117,474	$103,963	$130,895
Ratios to Average Net Assets:
Total expenses (b)	1.24%	1.23%	1.26%	1.28%	1.28%
Net expenses (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	3.34%	3.25%	2.64%	2.20%	2.85%
Portfolio turnover rate	106%	120%	111%	104%	125%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
17

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — August 31, 2023

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2023, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
18

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2023

•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
19

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2023

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”)  understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2023, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations.  When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities.Subsequent payments are made or received by the Fund equal to the daily change in the contract
20

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2023

value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2023, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$9,860	$—	$9,860
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$47,657	$—	$47,657
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$30,786	$—	$30,786
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser a management fee at an annual rate of 0.75% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2023 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2023 except with the approval of the Board.  During the year ended August 31, 2023, SSGA FM agreed to reimburse fees of $355,997.
21

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2023

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2023. For the year ended August 31, 2023, SSGA FM waived fees in the amount of $14,698.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2023 are disclosed in the Fund's Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
22

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2023

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2023 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$152,495,695	$183,210,839
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the IRS for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts.
The tax character of distributions paid during the year ended August 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$5,118,534	$—	$5,118,534
The tax character of distributions paid during the year ended August 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$ 9,023,441	$ —	$ 9,023,441
At August 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street International Stock Selection Fund	$5,492,238	$(21,884,153)	$—	$6,785,326	$(9,606,589)
As of August 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street International Stock Selection Fund	$17,995,541	$3,888,612
23

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2023

As of August 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$129,249,246	$11,155,592	$4,343,343	$6,812,249
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2023, and the value of the invested cash collateral are disclosed in the Fund's  Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's  Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's  Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$ 5,910,079	$ 3,698,736	$ 2,490,431	$ 6,189,167
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2023:
		Remaining Contractual Maturity of the Agreements as of August 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$3,698,736	$—	$—	$—	$3,698,736	$3,698,736
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($1.275 billion prior to October 5, 2023) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement
24

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2023

expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of August 31, 2023.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
25

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2023

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
26

SSGA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street International Stock Selection Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Stock Selection Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 25, 2023
27

SSGA FUNDS
State Street International Stock Selection Fund
Other Information — August 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent  applicable, distribution (12b-1) and/or service fees;  and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2023 to August 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Stock Selection Fund
Class A	3.20%	$1,028.70	$16.36	$1,009.10	$16.20
Class I	0.87	1,041.00	4.48	1,020.80	4.43
Class K	0.76	1,042.00	3.91	1,021.40	3.87
Class N	1.01	1,041.90	5.20	1,020.10	5.14
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
28

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2023.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2023 are considered qualified dividend income and are eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended August 31, 2023, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Stock Selection Fund	$359,315
The amount of foreign source income earned on the Fund during the year ended August 31, 2023 was as follows:
Amount
State Street International Stock Selection Fund	$6,911,719
29

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the  Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments  is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
30

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve with respect to State Street International Stock Selection Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
31

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
32

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street International Stock Selection Fund. The Board noted the limited size of the Performance Group. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for
33

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Stock Selection Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its respective shareholders, and (2) the
34

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
35

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1988	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue,L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 - 2023); Independent Director, SSGA Fixed Income plc (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - March 2023); Board Director and Chairman, SPDR Europe II, PLC (2013 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present);Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present);
					Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1988	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	54	Chairman and Board Member (1998 - December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board Member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
36

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (2021 - 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023); Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
* Served in various capacities and/or with various affiliated entities during noted time period.

37

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
38

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

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State Street International Stock Selection Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Transfer and Dividend Paying Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGAISSAR

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, SSGA Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended August 31, 2023 and August 31, 2022, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $65,688 and $62,605, respectively.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2023 and August 31, 2022, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended August 31, 2023 and August 31, 2022, the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements and a tax compliance matter (fiscal year 2022 only) were $5,062 and $35,987, respectively.

(d)	All Other Fees

For the fiscal years ended August 31, 2023 and August 31, 2022, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended August 31, 2023 and August 31, 2022, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,540,002 and $9,327,125, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2023 (in millions)		FY 2022 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$17.9		$18.1
Tax Fees	$5.6		$5.4
All Other Fees	$15.5		$14.5

(1)	Information is for the calendar years 2023 and 2022, respectively.

(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	November 2, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	November 2, 2023